Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Schedule of accounts receivable
	As of March 31,	As of March 31,
	2023	2022
Accounts receivable, gross	$2,560,894	$27,911,421
Less: allowance for doubtful accounts	854,615	463,514
Accounts receivable	$1,706,279	$27,447,907

Schedule of allowance for doubtful accounts
	As of March 31,	As of March 31,
	2023	2022
Beginning balance	$463,514	$-
Provision for doubtful accounts	854,615	463,514
Written-off	(463,514)	-
Ending balance	$854,615	$463,514